RIGHT-OF-USE ASSETS - Schedule of right-of-use assets in the statement of income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rights of use assets	$ (2,781)	$ (2,027)	$ (1,628)
Interest expense on lease liabilities	(795)	(766)	$ (742)
Rental expense	(3,576)	(2,793)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rights of use assets	(2,112)	(1,681)
Cars
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rights of use assets	$ (669)	$ (346)